Acquisitions and License Agreements (Schedule of Reconciliation of Total Consideration) (Detail) (CNS Therapeutics, Inc., USD $) In Millions, unless otherwise specified	0 Months Ended
Oct. 01, 2012
Business Acquisition [Line Items]
Less: contingent consideration	$ (6.9)
Specialty Pharmaceuticals
Business Acquisition [Line Items]
Total consideration	95.0
Plus: cash assumed in acquisition	3.6
Less: contingent consideration	(6.9)
Net assets acquired	$ 91.7